Equity - Number of options granted (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share Capital Reserves And Other Equity [Abstract]
Beginning balance (in shares)	41,318,710	45,718,732
Forfeited options (in shares)	(1,975,000)	(4,400,022)
Ending balance (in shares)	39,343,710	41,318,710